Impairment of non-financial assets (Tables)	12 Months Ended
Jun. 30, 2026
Impairment Of Non-financial Assets
Schedule of carring amount of cash-generating units	Schedule of carring amount of cash-generating units VIS group Vega Connect Simple Fair value at 12 February 2026, at the closing rate (USD) 64,079,672 81,948,710 94,602,691 Time value to 30 June 2026 at the risk-free rate of 4.7 percent per annum (USD) 1,122,455 1,435,459 1,657,114 Costs of disposal (USD) (672,427) (225,068) (225,355) Recoverable amount (USD) 64,529,700 83,159,101 96,034,450 Carrying amount of the cash-generating unit (USD) 62,844,896 83,004,935 94,654,702